PRINCIPAL ACCOUNTING POLICIES - Summary of RSUs activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 101.03	$ 70.42	$ 64.81
Granted (in dollars per share)	247.91	172.56	79.70
Exercised (in dollars per share)	65.65	62.52	48.05
Forfeited (in dollars per share)	156.32	117.63	91.75
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 122.00	$ 101.03	$ 70.42
Total unrecognized compensation cost	$ 137.0
Weighted average recognized period	2 years 7 months 6 days
Restricted stock units (RSUs)
Number of Shares
Outstanding at the beginning of the period (in shares)	1,058,608	623,424	646,301
Granted (in shares)	229,603	761,514	259,365
Vested (in shares)	(271,683)	(261,692)	(224,939)
Forfeited (in shares)	(151,120)	(64,638)	(57,303)
Outstanding at the end of the period (in shares)	865,408	1,058,608	623,424
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 158.55	$ 83.60	$ 101.30
Granted (in dollars per share)	249.31	185.40	79.23
Exercised (in dollars per share)	129.21	86.82	118.54
Forfeited (in dollars per share)	181.47	148.02	85.40
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 185.17	$ 158.55	$ 83.60
Share-based compensation expense	$ 48.6	$ 32.3	$ 13.2
Total unrecognized compensation cost	$ 133.0
Weighted average recognized period	2 years 2 months 12 days
Ctrip 2007 Incentive Plan
Share-based compensation arrangement by share-based payment award
Number of shares, converted to RSU			1,901,372
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Requisite service period	4 years
Converted from option in January 2012 (in shares)			475,343